UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (166,826)	$ 141,973
Other comprehensive loss:
Loss associated with pensions, net of tax	(174)	0
Share of affiliates comprehensive loss	(6,450)	(27,868)
Other comprehensive loss	(6,624)	(27,868)
Comprehensive (loss)/income	(173,450)	114,105
Comprehensive (loss)/income attributable to:
Stockholders of Golar LNG Limited	(243,348)	53,661
Non-controlling interests	$ 69,898	$ 60,444